UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06378

Templeton Developing Markets Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/18

Item 1. Schedule of Investments.

TEMPLETON DEVELOPING MARKETS TRUST

Statement of Investments, March 31, 2018 (unaudited)

	Industry	Shares	Value

Common Stocks 94.0%
Argentina 0.1%
[a] Cablevision Holding SA, ADR.	Media	50,168	$1,153,864
[b] Grupo Clarin SA, GDR, Reg S	Media	14,826	89,697
			1,243,561
Belgium 0.9%
Anheuser-Busch InBev SA/NV	Beverages	138,428	15,226,723
Brazil 1.4%
[a] B2W Cia Digital	Internet & Direct Marketing Retail	641,200	4,974,242
M. Dias Branco SA	Food Products	591,300	9,125,961
Mahle-Metal Leve SA	Auto Components	550,300	4,095,906
Totvs SA	Software	577,100	5,030,484
			23,226,593
Cambodia 1.3%
NagaCorp Ltd	Hotels, Restaurants & Leisure	20,778,000	21,337,106
China 21.6%
[a] Alibaba Group Holding Ltd., ADR	Internet Software & Services	362,492	66,531,782
BAIC Motor Corp. Ltd., H	Automobiles	5,916,900	7,252,138
[a] Baidu Inc., ADR	Internet Software & Services	41,254	9,207,480
Brilliance China Automotive Holdings Ltd	Automobiles	37,682,400	78,641,030
China Life Insurance Co. Ltd., H	Insurance	1,558,000	4,287,636
China Mobile Ltd	Wireless Telecommunication Services	2,790,859	25,583,822
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	25,760,392	22,613,533
CNOOC Ltd	Oil, Gas & Consumable Fuels	9,468,200	13,945,112
COSCO Shipping Ports Ltd	Transportation Infrastructure	4,420,919	3,717,519
Dah Chong Hong Holdings Ltd	Distributors	7,473,500	3,770,648
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	1,902,660	2,543,856
NetEase Inc., ADR	Internet Software & Services	56,955	15,969,613
Ping An Bank Co. Ltd., A	Banks	8,168,352	14,188,172
Ping An Insurance Group Co. of China Ltd., A	Insurance	1,941,863	20,203,693
Poly Culture Group Corp. Ltd., H.	Media	984,800	1,746,562
Tencent Holdings Ltd	Internet Software & Services	949,795	49,566,307
Uni-President China Holdings Ltd	Food Products	12,646,600	10,940,579
Weifu High-Technology Co. Ltd., B	Auto Components	1,348,863	2,856,246
			353,565,728
Czech Republic 0.4%
Moneta Money Bank AS	Banks	1,701,603	7,072,263
Hong Kong 2.4%
Dairy Farm International Holdings Ltd	Food & Staples Retailing	640,862	5,094,858
MGM China Holdings Ltd	Hotels, Restaurants & Leisure	5,751,400	14,838,683
Sands China Ltd	Hotels, Restaurants & Leisure	3,472,800	18,671,919
			38,605,460
Hungary 1.0%
Richter Gedeon Nyrt	Pharmaceuticals	765,719	16,010,323
India 6.4%
Bajaj Holdings & Investment Ltd	Diversified Financial Services	197,008	8,077,471
Biocon Ltd	Biotechnology	2,381,186	21,858,849
Coal India Ltd	Oil, Gas & Consumable Fuels	1,066,780	4,663,039
Glenmark Pharmaceuticals Ltd	Pharmaceuticals	1,138,844	9,256,376
ICICI Bank Ltd	Banks	8,171,501	35,521,066
Infosys Ltd	IT Services	515,631	9,037,395
National Aluminium Co. Ltd	Metals & Mining	200	207

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value
Common Stocks (continued)
India (continued)
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	258,852	$3,538,958
Tata Chemicals Ltd	Chemicals	689,000	7,216,380
[a] Tata Motors Ltd., A	Automobiles	1,727,029	4,903,071
			104,072,812
Indonesia 2.9%
Astra International Tbk PT	Automobiles	41,999,100	22,339,335
Bank Danamon Indonesia Tbk PT.	Banks	24,485,600	12,267,113
Perusahaan Gas Negara (Persero) Tbk PT	Gas Utilities	20,593,200	3,464,016
Semen Indonesia (Persero) Tbk PT	Construction Materials	11,931,200	9,000,022
			47,070,486
Kenya 0.5%
Equity Group Holdings Ltd	Banks	15,975,300	8,699,421
Mexico 1.8%
Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santander, ADR	Banks	3,368,073	24,149,083
Nemak SAB de CV	Auto Components	6,053,243	5,017,495
			29,166,578
Nigeria 0.0%†
Nigerian Breweries PLC.	Beverages	677,413	244,621
Pakistan 0.7%
Habib Bank Ltd	Banks	6,640,200	12,165,953
Peru 1.5%
Compania de Minas Buenaventura SA, ADR	Metals & Mining	1,257,150	19,146,394
[b] Intercorp Financial Services Inc., Reg S	Banks	123,460	5,003,345
			24,149,739
Philippines 0.2%
BDO Unibank Inc	Banks	1,411,517	3,785,331
Security Bank Corp	Banks	6,300	29,142
			3,814,473
Russia 7.5%
Gazprom PJSC, ADR	Oil, Gas & Consumable Fuels	1,492,646	7,263,215
LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels	350,812	24,170,947
[a,b] Mail.Ru Group Ltd., GDR, Reg S	Internet Software & Services	773,728	27,065,006
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	608,200	11,272,987
Sberbank of Russia PJSC, ADR	Banks	1,527,302	28,453,636
[a] Yandex NV, A	Internet Software & Services	600,167	23,676,588
			121,902,379
Singapore 0.1%
DBS Group Holdings Ltd	Banks	109,798	2,319,633
South Africa 7.6%
Massmart Holdings Ltd	Food & Staples Retailing	1,280,951	17,549,574
MTN Group Ltd	Wireless Telecommunication Services	348,302	3,505,863
Naspers Ltd., N	Media	422,559	103,342,906
			124,398,343
South Korea 16.9%
Daelim Industrial Co. Ltd	Construction & Engineering	213,485	14,963,690
Fila Korea Ltd	Textiles, Apparel & Luxury Goods	143,527	14,671,069
Hankook Tire Co. Ltd	Auto Components	89,556	4,522,285
Hanon Systems	Auto Components	1,061,697	11,452,610

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TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Hite Jinro Co. Ltd	Beverages	277,870	$5,877,010
Hyundai Development Co-Engineering & Construction	Construction & Engineering	532,684	19,295,872
iMarketKorea Inc	Trading Companies & Distributors	125,896	1,186,070
Interpark Holdings Corp	Internet & Direct Marketing Retail	613,554	2,092,473
KT Skylife Co. Ltd	Media	758,178	8,714,238
LG Corp	Industrial Conglomerates	100,845	8,180,050
Naver Corp	Internet Software & Services	21,763	16,238,367
POSCO	Metals & Mining	66,214	20,304,824
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	54,792	127,036,108
SK Hynix Inc	Semiconductors & Semiconductor Equipment	256,500	19,646,099
Youngone Corp	Textiles, Apparel & Luxury Goods	88,180	2,330,244
			276,511,009
Taiwan 10.9%
Catcher Technology Co. Ltd	Technology Hardware, Storage & Peripherals	1,421,000	17,387,939
FIT Hon Teng Ltd	Electronic Equipment, Instruments
	& Components	7,883,100	3,605,689
Hon Hai Precision Industry Co. Ltd	Electronic Equipment, Instruments
	& Components	9,785,240	29,765,884
Largan Precision Co. Ltd	Electronic Equipment, Instruments
	& Components	58,000	6,678,468
Pegatron Corp	Technology Hardware, Storage & Peripherals	2,514,300	6,308,718
Primax Electronics Ltd	Technology Hardware, Storage & Peripherals	1,929,000	4,143,967
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	13,003,000	110,617,234
			178,507,899
Thailand 3.7%
Kasikornbank PCL, fgn	Banks	2,502,700	17,016,434
Kiatnakin Bank PCL, fgn	Banks	4,178,300	9,668,571
Land and Houses PCL, fgn	Real Estate Management & Development	20,067,600	6,826,134
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	2,418,700	8,944,906
Siam Commercial Bank PCL, fgn	Banks	1,268,000	5,846,641
Thai Beverage PCL, fgn	Beverages	20,825,900	12,422,880
			60,725,566
United Kingdom 3.3%
Unilever PLC	Personal Products	961,560	53,366,213
United States 0.9%
[a] IMAX Corp	Media	756,948	14,533,402
Total Common Stocks (Cost $1,045,642,303) .			1,537,936,284

Participatory Notes (Cost $7,833,188) 0.6%
Saudi Arabia 0.6%
HSBC Bank PLC, Saudi Basic Industries Corp., 1/19/21	Chemicals	289,119	8,974,254
Preferred Stocks 4.1%
Brazil 4.1%
[c] Banco Bradesco SA, 3.178%, ADR, pfd	Banks	2,712,784	32,227,874
[c] Itau Unibanco Holding SA, 5.909%, ADR, pfd	Banks	2,251,773	35,127,659
Total Preferred Stocks (Cost $25,192,441)			67,355,533
Total Investments before Short Term
Investments (Cost $1,078,667,932)			1,614,266,071

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TEMPLETON DEVELOPING MARKETS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $21,506,143) 1.3%
Money Market Funds 1.3%
United States 1.3%
[d,e] Institutional Fiduciary Trust Money Market Portfolio, 1.24% .	21,506,143	$21,506,143
Total Investments (Cost $1,100,174,075)
100.0%		1,635,772,214
Other Assets, less Liabilities (0.0)%†		(491,494)
Net Assets 100.0%		$1,635,280,720

See Abbreviations on page 7.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At March 31, 2018, the aggregate value of these securities was $32,158,048, representing 2.0% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dSee Note 4 regarding investments in affiliated management investment companies.
eThe rate shown is the annualized seven-day effective yield at period end.

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TEMPLETON DEVELOPING MARKETS TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the

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TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At March 31, 2018, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy, possibly forcing the economy into a recession. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell the securities held in the Fund. At March 31, 2018, the Fund had 7.5% of its net assets invested in Russia.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.24%	16,800,410	53,232,737	(48,527,004)	21,506,143	$21,506,143	$63,620	$—	$—

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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TEMPLETON DEVELOPING MARKETS TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at March 31, 2018, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of financial instruments valued at $164,978,611 from Level 1 to Level 2 within the fair value hierarchy.

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
India	$—	$104,072,812	$—	$104,072,812
Indonesia	—	47,070,486	—	47,070,486
Mexico	24,149,083	5,017,495	—	29,166,578
Peru	19,146,394	5,003,345	—	24,149,739
Philippines	—	3,814,473	—	3,814,473
All Other Equity Investments.	1,397,017,729	—	—	1,397,017,729
Participatory Notes	—	8,974,254	—	8,974,254
Short Term Investments	21,506,143	—	—	21,506,143
Total Investments in Securities	$1,461,819,349	$173,952,865	$—	$1,635,772,214

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and preferred stocks.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

ABBREVIATIONS
Selected Portfolio
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Developing Markets Trust

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018